EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
EQUITY (Tables) [Line Items]
Schedule of movement of authorized shares
Movement of authorized shares

Nro. Of shares	Opening balance	Expired shares intended for compensation plans and others	Closing balance

From January 1 to December 31, 2019	606,874,525	(466,832)	606,407,693
From January 1 to December 31, 2020	606,407,693	-	606,407,693

Schedule of movement of fully paid shares
	N° of shares	Movement value of shares (1) ThUS$	Cost of issuance and placement of shares (2) ThUS$	Paid- in Capital ThUS$
Paid shares as of January 1, 2018	606,407,693	3,160,718	(14,453)	3,146,265
There are no movements of shares paid during the 2018 period	-	-	-	-
Paid shares as of December 31, 2018	606,407,693	3,160,718	(14,453)	3,146,265
Paid shares as of January 1, 2019	606,407,693	3,160,718	(14,453)	3,146,265
There are no movements of shares paid during the 2019 period	-	-	-	-
Paid shares as of December 31, 2019	606,407,693	3,160,718	(14,453)	3,146,265
Paid shares as of January 1, 2020	606,407,693	3,160,718	(14,453)	3,146,265
There are no movements of shares paid during the 2020 period	-	-	-	-
Paid shares as of December 31, 2020	606,407,693	3,160,718	(14,453)	3,146,265

Schedule of movement of reserves of share-based payments
		Stock
	Opening	option	Closing
Periods	balance	plan	balance
	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2018	39,481	(1,607)	37,874
From January 1 to December 31, 2019	37,874	(1,585)	36,289
From January 1 to December 31, 2020	36,289	946	37,235

Schedule of balance of other sundry reserves
	As of	As of	As of
	December 31,	December 31,	December 31,
	2020	2019	2018
	ThUS$	ThUS$	ThUS$
Higher value for TAM S.A. share exchange (1)	2,665,692	2,665,692	2,665,692
Reserve for the adjustment to the value of fixed assets (2)	2,620	2,620	2,620
Transactions with non-controlling interest (3)	(213,273)	(210,048)	(25,913)
Others	(3,020)	(5,795)	(3,483)
Total	2,452,019	2,452,469	2,638,916

Schedule of movement of reserves with effect in other comprehensive income
			Actuarial gain
	Currency	Cash flow	or loss on defined
	translation	hedging	benefit plans
	reserve	reserve	reserve	T otal
	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2018	(1,925,714)	18,140	(10,926)	(1,918,500)
Increase (decrease) by application of new accounting standards	-	-	-	-
Initial balance	(1,925,714)	18,140	(10,926)	(1,918,500)

Change in fair value of hedging instrument recognised in OCI	-	(56,917)	-	(56,917)
Reclassified from OCI to profit or loss	-	30,018	-	30,018
Deferred tax	-	(574)	-	(574)
Actuarial reserves by employee benefit plans	-	-	(5,818)	(5,818)
Deferred tax actuarial IAS by employee benefit plans	-	-	1,566	1,566
Translation difference subsidiaries	(730,930)	-	-	(730,930)
Closing balance as of December 31, 2018	(2,656,644)	(9,333)	(15,178)	(2,681,155)

Opening balance as of January 1, 2019	(2,656,644)	(9,333)	(15,178)	(2,681,155)
Change in fair value of hedging instrument recognised in OCI	-	95,954	-	95,954
Reclassified from OCI to profit or loss	-	(30,074)	-	(30,074)
Deferred tax	-	345	-	345
Actuarial reserves by employee benefit plans	-	-	(10,635)	(10,635)
Deferred tax actuarial IAS by employee benefit plans	-	-	2,873	2,873
Translation difference subsidiaries	(233,643)	-	-	(233,643)
Closing balance as of December 31, 2019	(2,890,287)	56,892	(22,940)	(2,856,335)

Opening balance as of January 1, 2020	(2,890,287)	56,892	(22,940)	(2,856,335)
Change in fair value of hedging instrument recognised in OCI	-	(105,776)	-	(105,776)
Reclassified from OCI to profit or loss	-	(13,016)	-	(13,016)
Deferred tax	-	959	-	959
Actuarial reserves by employee benefit plans	-	-	(3,968)	(3,968)
Deferred tax actuarial IAS by employee benefit plans	-	-	923	923
Translation difference subsidiaries	(900,226)	-	-	(900,226)
Closing balance as of December 31, 2020	(3,790,513)	(60,941)	(25,985)	(3,877,439)

Schedule of movement of retained earnings
		Increase	Result		Other
	Opening	(decrease) by	for the		increase	Closing
Periods	balance	new standards	period	Dividends	(decreases)	balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2018	(31,464)	(9,548)	309,811	(54,580)	4,752	218,971
From January 1 to December 31, 2019	218,971	-	190,430	(57,129)	-	352,272
From January 1 to December 31, 2020	352,272	-	(4,545,887)	-	-	(4,193,615)

Schedule of dividends
	Minimum mandatory	Minimum mandatory
	dividend	dividend
Description of dividend	2020	2019

Date of dividend	12-31-2020	12-31-2019
Amount of the dividend (ThUS$)	-	57,129
Number of shares among which the dividend is distributed	606,407,693	606,407,693
Dividend per share (US$)	-	0.0942

Other Sundry Reserves [Member]
EQUITY (Tables) [Line Items]
Schedule of balance of other sundry reserves
	Opening	Transactions	Legal	Closing
Periods	balance	with minorities	reserves	balance
	ThUS$	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2018	2,639,780	-	(864)	2,638,916
From January 1 to December 31, 2019	2,638,916	(184,135)	(2,312)	2,452,469
From January 1 to December 31, 2020	2,452,469	(3,125)	2,675	2,452,019